Exploration and Evaluation Assets - Schedule of Exploration and Evaluation Assets (Details) - CAD ($) $ in Thousands	3 Months Ended
	Mar. 31, 2020	Mar. 31, 2019
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Balance at the end of the year	38,974	64,738
Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	1,811	1,737
Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	475	438
Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	87	64
Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	397
Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	27
Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year	36,177	62,488
United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the end of the year		11
Exploration and Evaluation Assets Arising From Acquisition [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	709	602
Acquisition costs - cash	13	10
Balance at the end of the year	722	612
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	298	288
Acquisition costs - cash	5	5
Balance at the end of the year	303	293
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	230	222
Acquisition costs - cash	4	4
Balance at the end of the year	234	226
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42	42
Acquisition costs - cash
Balance at the end of the year	42	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	83
Acquisition costs - cash
Balance at the end of the year	83
Exploration and Evaluation Assets Arising From Acquisition [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	14
Acquisition costs - cash
Balance at the end of the year	14
Exploration and Evaluation Assets Arising From Acquisition [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	42	42
Acquisition costs - cash	4
Balance at the end of the year	46	42
Exploration and Evaluation Assets Arising From Acquisition [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year		8
Acquisition costs - cash		1
Balance at the end of the year		9
Exploration and Evaluation Assets Arising From Exploration [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	37,924	63,877
Administration		1
Corporate social responsibility	1	1
Property maintenance	12
Drilling expenses	173	127
Environment, health & safety		8
Geology	75	85
Geophysics	67	27
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	328	249
Balance at the end of the year	38,252	64,126
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Post Creek Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	1,498	1,431
Administration		1
Corporate social responsibility		1
Property maintenance	6
Drilling expenses		7
Environment, health & safety
Geology	4	4
Geophysics
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	10	13
Balance at the end of the year	1,508	1,444
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Halcyon Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	233	209
Administration
Corporate social responsibility
Property maintenance	5
Drilling expenses
Environment, health & safety
Geology	3	3
Geophysics
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	8	3
Balance at the end of the year	241	212
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Quetico Claims [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	39	22
Administration
Corporate social responsibility
Property maintenance	1
Drilling expenses	2
Environment, health & safety
Geology	1
Geophysics	2
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	6
Balance at the end of the year	45	22
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Enid Creek [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	33
Administration
Corporate social responsibility
Property maintenance
Drilling expenses	161
Environment, health & safety
Geology	55
Geophysics	65
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	281
Balance at the end of the year	314
Exploration and Evaluation Assets Arising From Exploration [Member] | Canada [Member] | Lingman Lake [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	13
Administration
Corporate social responsibility
Property maintenance
Drilling expenses
Environment, health & safety
Geology
Geophysics
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets
Balance at the end of the year	13
Exploration and Evaluation Assets Arising From Exploration [Member] | Greenland [Member] | Maniitsoq Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year	36,108	62,215
Administration
Corporate social responsibility	1
Property maintenance
Drilling expenses	10	120
Environment, health & safety		8
Geology	12	76
Geophysics		27
Helicopter charter aircraft (recovery)
Infrastructure
Write-off
Increase in exploration and evaluation assets	23	231
Balance at the end of the year	$ 36,131	62,446
Exploration and Evaluation Assets Arising From Exploration [Member] | United States [Member] | Section 35 Property [Member]
Disclosure of Exploration and Evaluation Assets [Line Items]
Balance at the beginning of the year
Administration
Corporate social responsibility
Drilling expenses
Environment, health & safety
Geology		2
Geophysics
Increase in exploration and evaluation assets		2
Balance at the end of the year		$ 2